CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income	¥ 152,719	¥ 95,492
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	164,237	154,979
Principal payments received under net investment in leases	213,774	208,285
Provision for credit losses	2,106	7,336
Equity in net income of affiliates (excluding interest on loans)	(4,760)	(1,483)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(6,473)	(7,681)
Bargain purchase gain	0	(4,365)
Gains on sales of securities other than trading	(13,017)	(6,510)
Gains on sales of operating lease assets	(26,238)	(15,888)
Write-downs of long-lived assets	88	583
Write-downs of securities	60	3,876
(Increase) decrease in trading securities	38,414	(14,617)
Increase in inventories	(211)	(7,436)
Decrease in trade notes, accounts and other receivable	31,665	17,982
Decrease in trade notes, accounts and other payable	(45,908)	(48,200)
Increase in policy liabilities and policy account balances	63,412	136,488
Other, net	23,288	931
Net cash provided by operating activities	593,156	519,772
Cash Flows from Investing Activities:
Purchases of lease equipment	(426,635)	(313,194)
Installment loans made to customers	(586,801)	(541,225)
Principal collected on installment loans	580,149	501,231
Proceeds from sales of operating lease assets	88,398	81,998
Investment in affiliates, net	(13,881)	(6,206)
Proceeds from sales of investment in affiliates	17,734	18,550
Purchases of available-for-sale debt securities	(240,909)	(265,217)
Proceeds from sales of available-for-sale debt securities	179,630	129,725
Proceeds from redemption of available-for-sale debt securities	34,180	18,970
Purchases of equity securities other than trading	(30,450)	(12,443)
Proceeds from sales of equity securities other than trading	47,813	14,402
Purchases of property under facility operations	(12,799)	(26,396)
Acquisitions of subsidiaries, net of cash acquired	(90,090)	(1,709)
Sales of subsidiaries, net of cash disposed	4,143	319
Other, net	13,157	(18,953)
Net cash used in investing activities	(436,361)	(420,148)
Cash Flows from Financing Activities:
Net increase in debt with maturities of three months or less	159,408	68,417
Proceeds from debt with maturities longer than three months	475,898	515,997
Repayment of debt with maturities longer than three months	(591,890)	(526,556)
Net increase (decrease) in deposits due to customers	(31,813)	90,431
Cash dividends paid to ORIX Corporation shareholders	(52,438)	(51,493)
Acquisition of treasury stock	(30,547)	(11,243)
Contribution from noncontrolling interests	7,271	7,723
Purchases of shares of subsidiaries from noncontrolling interests	(1,289)	(4,282)
Net increase (decrease) in call money	2,500	(10,000)
Other, net	(13,304)	(6,849)
Net cash provided by (used in) financing activities	(76,204)	72,145
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	1,726	253
Net increase in Cash, Cash Equivalents and Restricted Cash	82,317	172,022
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,079,575	1,135,284
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,161,892	¥ 1,307,306